Execution Version

AMENDED AND RESTATED INVESTMENT MANAGEMENT AGREEMENT

AGREEMENT, dated January 31, 2024, between BlackRock Private Investments Fund (the “Trust”), a Delaware statutory trust, and BlackRock Advisors, LLC (the “Advisor”), a Delaware limited liability company.

WHEREAS, the Advisor has agreed to furnish investment advisory services to the Trust, a closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”); and

WHEREAS, this Agreement has been approved in accordance with the provisions of the 1940 Act, and the Advisor is willing to furnish such services upon the terms and subject to the conditions herein set forth; and

WHEREAS, the Trust and the Advisor previously entered into an Investment Management Agreement, dated February 10, 2021 (the “Original Agreement”); and

WHEREAS, the Trust and the Advisor wish to amend and restate the Original Agreement in its entirety as set out herein.

NOW, THEREFORE, in consideration of the mutual premises and covenants herein contained and other good and valuable consideration, the receipt of which is hereby acknowledged, it is agreed by and between the parties hereto as follows:

~~1.~~1.         In General.  The Advisor agrees, all as more fully set forth herein, to act as investment advisor to the Trust with respect to the investment of the Trust’s assets and to supervise and arrange for the day-to-day operations of the Trust and the purchase of securities for and the sale of securities held in the investment portfolio of the Trust.

2.                  Duties and Obligations of the Advisor with Respect to Investment of Assets of the Trust.  Subject to the succeeding provisions of this section and subject to the direction and control of the Trust’s Board of Trustees, the Advisor shall (i) act as investment advisor for and supervise and manage the investment and reinvestment of the Trust’s assets and in connection therewith have complete discretion in purchasing and selling securities and other assets for the Trust and in voting, exercising consents and exercising all other rights appertaining to such securities and other assets on behalf of the Trust; (ii) supervise continuously the investment program of the Trust and the composition of its investment portfolio; (iii) arrange, subject to the provisions of paragraph 4 hereof, for the purchase and sale of securities and other assets held in the investment portfolios of the Trust; and (iv) provide investment research to the Trust.

3.                  Duties and Obligations of Advisor with Respect to the Administration of the Trust.  The Advisor also agrees to furnish office facilities and equipment and clerical, bookkeeping and administrative services (other than such services, if any, provided by the Trust’s custodian, transfer agent, administrator and dividend disbursing agent and other service providers, as the case may be) for the Trust.  To the extent requested by the Trust, the Advisor agrees to provide the following administrative services:

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(a)               Oversee the determination and publication of the Trust’s net asset value in accordance with the Trust’s policy as adopted from time to time by the Board of Trustees of the Trust;

(b)               Oversee the maintenance by the Trust’s custodian, transfer agent, administrator and dividend disbursing agent and other applicable service providers, as the case may be, of certain books and records of the Trust as required under Rule 31a-1(b)(4) of the 1940 Act and maintain (or oversee maintenance by such other persons as approved by the Board of Trustees of the Trust) such other books and records required by law or for the proper operation of the Trust;

(c)               Oversee the preparation and filing of the Trust’s federal, state and local income tax returns, as applicable, and any other required tax returns;

(d)               Review the appropriateness of and arrange for payment of the Trust’s expenses;

(e)               Prepare for review and approval by officers of the Trust, financial information for the Trust’s semi-annual and annual reports, proxy statements and other communications with shareholders required or otherwise to be sent to Trust shareholders, and arrange for the printing (whether in paper or electronic copies) and dissemination of such reports and communications to shareholders;

(f)                Prepare for review by an officer of the Trust, the Trust’s periodic financial reports required to be filed with the Securities and Exchange Commission (“SEC”) on Form N-CEN, Form N-CSR, Form N-PX, Form N-PORT, and such other reports, forms and filings, as may be mutually agreed upon;

(g)               Prepare such reports relating to the business and affairs of the Trust as may be mutually agreed upon and not otherwise appropriately prepared by the Trust’s custodian, administrator, counsel or auditors;

(h)               Make such reports and recommendations to the Board of Trustees of the Trust concerning the performance of the independent accountants as the Board of Trustees of the Trust may reasonably request or deems appropriate;

(i)                 Make such reports and recommendations to the Board of Trustees of the Trust concerning the performance and fees of the Trust’s custodian, transfer agent, administrator and dividend disbursing agent and other applicable service providers, as the case may be, as the Board of Trustees of the Trust may reasonably request or deems appropriate;

(j)                 Oversee and review calculations of fees paid to the Trust’s service providers;

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(k)               Oversee the Trust’s portfolios and perform necessary calculations as required under Section 18 of the 1940 Act;

(l)                 Consult with the Trust’s officers, independent accountants, legal counsel, custodian, accounting agent, transfer agent, administrator and dividend disbursing agent, as the case may be, in establishing the accounting policies of the Trust and monitor financial and shareholder accounting services;

(m)             Review implementation of any share repurchase or tender offer programs authorized by the Board of Trustees of the Trust;

(n)               Determine the amounts available for distribution as dividends and distributions to be paid by the Trust to its shareholders; prepare and arrange for the printing (whether in paper or electronic copies) of dividend notices to shareholders; and provide the Trust’s dividend disbursing agent and custodian with such information as is required for such parties to effect the payment of dividends and distributions and to implement the Trust’s dividend reinvestment plan;

(o)               Prepare such information and reports as may be required by any banks from which the Trust borrows funds;

(p)               Provide such assistance to the Trust’s custodian, counsel and auditors as generally may be required to properly carry on the business and operations of the Trust;

(q)               Assist in the preparation and filing of Forms 3, 4, and 5 pursuant to Section 16 of the Securities Exchange Act of 1934, as amended, and Section 30(h) of the 1940 Act for the Trustees and officers of the Trust, such filings to be based on information provided by those persons;

(r)                Respond to or refer to the Trust’s officers or transfer agent, any shareholder (including any potential shareholder) inquiries relating to the Trust; and

(s)                Supervise any other aspects of the Trust’s administration as may be agreed to by the Trust and the Advisor.

All services are to be furnished through the medium of any trustees, officers or employees of the Advisor or its affiliates as the Advisor deems appropriate in order to fulfill its obligations hereunder.  The Advisor may from time to time, in its sole discretion to the extent permitted by applicable law, appoint one or more sub-advisors, including, without limitation, affiliates of the Advisor, to perform investment advisory services with respect to the Trust, or assign all or a portion of this Agreement to any of its affiliates.  The Advisor may terminate any or all sub-advisors in its sole discretion at any time to the extent permitted by applicable law, including any exemptive or similar relief.

The Trust will reimburse the Advisor or its affiliates for all out-of-pocket expenses incurred by them in connection with the performance of the administrative services described in this paragraph 3.

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4.                  Covenants.  ~~(a)~~(a)  In the performance of its duties under this Agreement, the Advisor shall at all times conform to, and act in accordance with, any requirements imposed by: (i)  the provisions of the 1940 Act, and the Investment Advisers Act of 1940, as amended (the “Advisers Act”), and all applicable Rules and Regulations of the SEC, as the same may be modified by any exemptive or interpretive relief therefrom; (ii) any other applicable provision of law; (iii) the provisions of the Agreement and Declaration of Trust and Bylaws of the Trust, as such documents are amended from time to time; (iv) the investment objectives and policies of the Trust as set forth in its Registration Statement on Form N-2; and (v) any policies and determinations of the Board of Trustees of the Trust; and

(b)               In addition, the Advisor will:

(i)                 place orders either directly with the issuer or seller or with any broker or dealer.  Subject to the other provisions of this paragraph, in placing orders with brokers and dealers, the Advisor will attempt to obtain the best price and the most favorable execution of its orders.  In placing orders, the Advisor will consider the experience and skill of the firm’s securities traders as well as the firm’s financial responsibility and administrative efficiency.  Consistent with this obligation, the Advisor may select brokers on the basis of the research, statistical and pricing services they provide to the Trust and other clients of the Advisor.  Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the Advisor hereunder.  A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Advisor determines in good faith that such commission is reasonable in terms either of the transaction or the overall responsibility of the Advisor to the Trust and its other clients and that the total commissions paid by the Trust will be reasonable in relation to the benefits to the Trust over the long-term.  In no instance, however, will the Trust’s securities be purchased from or sold to the Advisor, or any affiliated person thereof, except to the extent permitted by the SEC or by applicable law, as the same may be modified by any exemptive or interpretive relief therefrom;

(ii)              maintain a policy and practice of conducting its investment advisory services hereunder independently of the commercial banking operations of its affiliates.  When the Advisor makes investment recommendations for the Trust, its investment advisory personnel will not inquire or take into consideration whether the issuer of securities proposed for purchase or sale for the Trust’s accounts are customers of the commercial department of its affiliates; and

(iii)            treat confidentially and as proprietary information of the Trust all records and other information relative to the Trust, and the Trust’s prior, current or potential shareholders, and will not use such records and information for any purpose other than performance of its responsibilities and duties hereunder, except after prior notification to and approval in writing by the Trust, which approval shall not be unreasonably withheld and may not be withheld where the Advisor may be exposed to civil or criminal contempt proceedings for failure to comply, when requested to divulge such information by duly constituted authorities, or when so requested by the Trust.

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5.                  Services Not Exclusive.  Nothing in this Agreement shall prevent the Advisor or any officer, employee or other affiliate thereof from acting as investment advisor for any other person, firm or corporation, or from engaging in any other lawful activity, and shall not in any way limit or restrict the Advisor or any of its officers, employees or agents from buying, selling or trading any securities for its or their own accounts or for the accounts of others for whom it or they may be acting; provided, however, that the Advisor will undertake no activities which, in its judgment, will adversely affect the performance of its obligations under this Agreement.

6.                  Books and Records.  In compliance with the requirements of Rule 31a-3 under the 1940 Act, the Advisor hereby agrees that all records which it maintains for the Trust are the property of the Trust, and further agrees to surrender promptly to the Trust any such records upon the Trust’s request.  The Advisor further agrees to preserve for the periods prescribed by Rule 31a-2 under the 1940 Act the records required to be maintained by Rule 31a-1 under the 1940 Act.

7.                  Agency Cross Transactions.  From time to time, the Advisor or brokers or dealers affiliated with it may find themselves in a position to buy for certain of their brokerage clients (each an “Account”) securities which the Advisor’s investment advisory clients wish to sell, and to sell for certain of their brokerage clients securities which advisory clients wish to buy.  Where one of the parties is an advisory client, the Advisor or the affiliated broker or dealer cannot participate in this type of transaction (known as a cross transaction) on behalf of an advisory client and retain commissions from one or both parties to the transaction without the advisory client’s consent.  This is because in a situation where the Advisor is making the investment decision (as opposed to a brokerage client who makes his own investment decisions), and the Advisor or an affiliate is receiving commissions from both sides of the transaction, there is a potential conflicting division of loyalties and responsibilities on the Advisor’s part regarding the advisory client.  The SEC has adopted a rule under the Advisers Act, which permits the Advisor or its affiliates to participate on behalf of an Account in agency cross transactions if the advisory client has given written consent in advance.  By execution of this Agreement, the Trust authorizes the Advisor or its affiliates to participate in agency cross transactions involving an Account to the extent permitted by law or any exemption therefrom.  The Trust may revoke its consent at any time by written notice to the Advisor.

8.                  Expenses.  During the term of this Agreement, the Advisor will bear all costs and expenses of its employees and any overhead incurred in connection with its duties hereunder and shall bear the costs of any salaries or Trustees’ fees of any officers or Trustees of the Trust who are affiliated persons (as defined in the 1940 Act) of the Advisor; provided that the Board of Trustees of the Trust may approve reimbursements to the Advisor of the pro rata portion of the salaries, bonuses, health insurance, retirement benefits and all similar employment costs for the time spent on the Trust’s operations (including, without limitation, compliance matters) (other than the provision of investment advice and administrative services required to be provided hereunder) of all personnel employed by the Advisor who devote substantial time to the Trust’s operations or the operations of other investment companies advised by the Advisor.

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9.                  Compensation of the Advisor.  ~~(a)~~(a)  The Trust agrees to pay to the Advisor, and the Advisor agrees to accept as full compensation for all services rendered by the Advisor pursuant to this Agreement, a management fee at an annual rate equal to 1.75% of the Trust’s net assets determined monthly. The management fee shall be computed based on the value of the net assets of the Trust as of the close of business on the last business day of each month (including any assets in respect of shares that have been accepted for repurchase during such month or the applicable quarter, as the case may be, but currently remain outstanding), before the accrual of any distribution fee and the fee payable to the Advisor for that month pursuant to this Section 9(a) and after the accrual of any expense reimbursements owed to the Trust by the Advisor pursuant to any expense limitation agreement for that month.  The management fee shall be payable in arrears within 30 days of such month end.

For any period less than a calendar month during which this Agreement is in effect, the fee shall be prorated according to the proportion which such period bears to a full calendar month of 28, 29, 30 or 31 days, as the case may be.

(b)               For purposes of this Agreement, the net assets of the Trust shall be calculated pursuant to the procedures adopted by resolutions of the Board of Trustees of the Trust for calculating the value of the Trust’s assets or delegating such calculations to third parties.

10.              Indemnity.  ~~(a)~~(a)  The Trust may, with the prior consent of the Board of Trustees of the Trust, including a majority of the Trustees of the Trust who are not “interested persons” of the Trust (as defined in Section 2(a)(19) of the 1940 Act), indemnify the Advisor, and each of the Advisor’s trustees, officers, employees, agents, associates and controlling persons and the trustees, partners, members, officers, employees and agents thereof (including any individual who serves at the Advisor’s request as trustee, officer, partner, member, trustee or the like of another entity) (each such person being an “Indemnitee”) against any liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees (all as provided in accordance with applicable state law) reasonably incurred by such Indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which such Indemnitee may be or may have been involved as a party or otherwise or with which such Indemnitee may be or may have been threatened, while acting in any capacity set forth herein or thereafter by reason of such Indemnitee having acted in any such capacity, except with respect to any matter as to which such Indemnitee shall have been adjudicated not to have acted in good faith in the reasonable belief that such Indemnitee’s action was in the best interest of the Trust and furthermore, in the case of any criminal proceeding, so long as such Indemnitee had no reasonable cause to believe that the conduct was unlawful; provided, however, that (1) no Indemnitee shall be indemnified hereunder against any liability to the Trust or the Trust’s shareholders or any expense of such Indemnitee arising by reason of (i) willful misfeasance, (ii) bad faith, (iii) gross negligence or (iv) reckless disregard of the duties involved in the conduct of such Indemnitee’s position (the conduct referred to in such clauses (i) through (iv) being sometimes referred to herein as “disabling conduct”), (2) as to any matter disposed of by settlement or a compromise payment by such Indemnitee, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless there has been a determination that such settlement or compromise is in the best interests of the Trust and that such Indemnitee appears to have acted in good faith in the reasonable belief that such Indemnitee’s action was in the best interest of the Trust and did not involve disabling conduct by such Indemnitee and (3) with respect to any action, suit or other proceeding voluntarily prosecuted by any Indemnitee as plaintiff, indemnification shall be mandatory only if the prosecution of such action, suit or other proceeding by such Indemnitee was authorized by a majority of the full Board of Trustees of the Trust, including a majority of the Trustees of the Trust who are not “interested persons” of the Trust (as defined in Section 2(a)(19) of the 1940 Act).

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(b)               The Trust may make advance payments in connection with the expenses of defending any action with respect to which indemnification might be sought hereunder if the Trust receives a written affirmation of the Indemnitee’s good faith belief that the standard of conduct necessary for indemnification has been met and a written undertaking to reimburse the Trust unless it is subsequently determined that such Indemnitee is entitled to such indemnification and if the Trustees of the Trust determine that the facts then known to them would not preclude indemnification.  In addition, at least one of the following conditions must be met:  (A) the Indemnitee shall provide security for such Indemnitee undertaking, (B) the Trust shall be insured against losses arising by reason of any unlawful advance, or (C) a majority of a quorum consisting of Trustees of the Trust who are neither “interested persons” of the Trust (as defined in Section 2(a)(19) of the 1940 Act) nor parties to the proceeding (“Disinterested Non-Party Trustees”) or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Indemnitee ultimately will be found entitled to indemnification.

(c)               All determinations with respect to the standards for indemnification hereunder shall be made (1) by a final decision on the merits by a court or other body before whom the proceeding was brought that such Indemnitee is not liable or is not liable by reason of disabling conduct, or (2) in the absence of such a decision, by (i) a majority vote of a quorum of the Disinterested Non-Party Trustees of the Trust, or (ii) if such a quorum is not obtainable or, even if obtainable, if a majority vote of such quorum so directs, independent legal counsel in a written opinion.  All determinations that advance payments in connection with the expense of defending any proceeding shall be authorized and shall be made in accordance with the immediately preceding clause (2) above.

The rights accruing to any Indemnitee under these provisions shall not exclude any other right to which such Indemnitee may be lawfully entitled.

11.              Limitation on Liability.  ~~(a)~~(a) The Advisor will not be liable for any error of judgment or mistake of law or for any loss suffered by the Advisor or by the Trust in connection with the performance of this Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its duties under this Agreement.

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(b)               Notwithstanding anything to the contrary contained in this Agreement, the parties hereto acknowledge and agree that this Agreement is executed by the Trustees and/or officers of the Trust, not individually but as such Trustees and/or officers of the Trust, and the obligations hereunder are not binding upon any of the Trustees or officers individually but bind only the estate of the Trust.

12.              Duration and Termination.

(a)               This Agreement shall become effective on the date hereof, and shall amend and restate the Original Agreement as of that date.  Unless sooner terminated with respect to the Trust as provided herein, shall continue in effect for a period of two years.  Thereafter, if not terminated, this Agreement shall continue in effect with respect to the Trust for successive periods of 12 months, provided such continuance is specifically approved at least annually by both (a) the vote of a majority of the Trust’s Board of Trustees or the vote of a majority of the outstanding voting securities of the Trust at the time outstanding and entitled to vote, and (b) by the vote of a majority of the Trustees who are not parties to this Agreement or interested persons of any party to this Agreement, cast in accordance with the requirements of the 1940 Act or any exemptive or other relief therefrom.

(b)               Notwithstanding the foregoing, this Agreement may be terminated by the Trust at any time, without the payment of any penalty, upon giving the Advisor 60 days’ written notice (which notice may be waived by the Advisor), provided that such termination by the Trust shall be directed or approved by the vote of a majority of the Trustees of the Trust in office at the time or by the vote of the holders of a majority of the outstanding voting securities of the Trust at the time outstanding and entitled to vote, or by the Advisor on 60 days’ written notice (which notice may be waived by the Trust).  This Agreement will also immediately terminate in the event of its assignment.  (As used in this Agreement, the terms “majority of the outstanding voting securities,” “interested person” and “assignment” shall have the same meanings of such terms in the 1940 Act.)

13.              Notices.  Any notice under this Agreement shall be in writing to the other party at such address as the other party may designate from time to time for the receipt of such notice and shall be deemed to be received on the earlier of the date actually received or on the fourth day after the postmark if such notice is mailed first class postage prepaid.

14.              Amendment of this Agreement.  No provision of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought.  Any amendment of this Agreement shall be subject to the requirements of the 1940 Act or any exemptive or other relief therefrom.

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15.              Governing Law.  This Agreement shall be governed by and construed in accordance with the laws of the State of New York for contracts to be performed entirely therein without reference to choice of law principles thereof and in accordance with the applicable provisions of the 1940 Act.

16.              Use of the Name BlackRock.  The Advisor has consented to the use by the Trust of the name or identifying word “BlackRock” in the name of the Trust.  Such consent is conditioned upon the employment of the Advisor as the investment advisor to the Trust.  The name or identifying word “BlackRock” may be used from time to time in other connections and for other purposes by the Advisor and any of its affiliates.  The Advisor may require the Trust to cease using “BlackRock” in the name of the Trust, if the Trust ceases to employ, for any reason, the Advisor, any successor thereto or any affiliate thereof as investment advisor of the Trust. If so required by the Advisor, the Trust will cease using “BlackRock” in its name as promptly as practicable and make all reasonable efforts to remove “BlackRock” from its name including calling a special meeting of shareholders.

17.              Miscellaneous.  The captions in this Agreement are included for convenience of reference only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect.  If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby.  This Agreement shall be binding on, and shall inure to the benefit of the parties hereto and their respective successors.

18.              Counterparts.  This Agreement may be executed in counterparts by the parties hereto, each of which shall constitute an original counterpart, and all of which, together, shall constitute one Agreement.

[Signature Page Follows]

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IN WITNESS WHEREOF, the parties hereto have caused the foregoing instrument to be executed by their duly authorized officers, all as of the day and the year first above written.

BLACKROCK PRIVATE INVESTMENTS FUND

By:      /s/ John Perlowski
        Name:  John Perlowski
        Title:    President and CEO

BLACKROCK ADVISORS, LLC

By:      /s/ Trent Walker
        Name:  Trent Walker
        Title:    Managing Director

[Signature Page to Amended and Restated Investment Management Agreement]